Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com
J. Stephen Feinour, Jr. jfeinourjr@stradley.com 215.564.8521
1933 Act Rule 485(a) 1933 Act File No. 333-212418 1940 Act File No. 811-23167

August 29, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	OSI ETF Trust (the “Registrant”)
File Nos. 333-212418 and 811-23167

Ladies/Gentlemen:

On behalf of O'Shares FTSE Russell Small Cap Quality Dividend ETF (the “Fund”), a series of the Registrant, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted herewith under the EDGAR system, please find Post-Effective Amendment Nos. 13/15 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed under the 1933 Act and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is being filed in order to reflect a change to the Fund’s target index from the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index that went into effect May 4, 2018, as described in the supplement to the Fund’s registration statement filed pursuant to Rule 497(e) on March 5, 2018 (Accession No. 0001137439-18-000038).

Other than (i) the changes described above, (ii) certain non-material changes and (iii) changes to incorporate applicable comments from the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) on the prospectuses and SAIs of certain other series of the Trust as detailed below, the disclosure in the Amendment is substantially similar to the disclosure contained in the Fund’s prospectus and SAI included in the Registrant’s currently effective Registration Statement, last reviewed by the Staff in connection with Pre-Effective Amendment No. 2/Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, filed with the Commission on December 27, 2016 (Accession No. 0001680359-16-000224). As noted above, the disclosure in the Fund’s prospectus and SAI has been updated to incorporate applicable comments from the Staff on the prospectuses and SAIs of certain other series of the Trust in connection with (a) Post-Effective Amendment No. 5/Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, filed with the Commission on March 16, 2018 pursuant to Rule 485(a) under the 1933 Act (Accession No. 0001680359-18-000116) and (b) Post-Effective Amendment No. 4/Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A, filed with the Commission on February 14, 2018 pursuant to Rule 485(a) under the 1933 Act (Accession No. 0001680289-18-000031). Accordingly, the Registrant respectfully requests selective review of the Amendment pursuant to Investment Company Act Release No. 13768 (Feb. 15, 1984).

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective on October 29, 2018. The Amendment relates only to the Fund. The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and SAIs of the Registrant’s other series of shares. We undertake to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Staff on the Amendment; and (ii) updating certain financial, performance and other information contained in the prospectus and SAI related to the Fund prior to the effective date.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr.